Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Opening balance sheet asset/provision (funded status)	$ 575	$ 1,015	$ 981
Net Service cost	43	71	72
Interest cost/(credit)	4	3	7
Settlement / curtailment cost / (credit)	0	(187)	0
Currency translation adjustment	0	(1)	(1)
Total Net Periodic Benefit Cost/(credit)	47	(8)	78
Actuarial (gain)/loss on liabilities due to experience	(170)	(142)	(105)
Total gain/loss recognized via OCI	(170)	(142)	(105)
Total cashflow	(24)	(116)	(30)
Currency translation adjustment	(32)	(61)	91
Closing balance sheet asset/provision (funded status)	396	575	1,015
Reconciliation of Net Gain / Loss
Amount at beginning of year	(205)	(68)	34
Liability (gain) / loss	(170)	(142)	(105)
Currency translation adjustment	11	5	3
Amount at year-end	$ (364)	$ (205)	$ (68)